Power project development and construction costs	12 Months Ended
Dec. 31, 2011
Plant Construction Disclosure [Abstract]
Power project development and construction costs

7. Power project development and construction costs

	Windstar	Mesa Wind	Kingman	Yabucoa
	120 MW	50MW	10.5MW	30MW	Total
	$	$	$	$	$

December 31, 2010	10,339,885	470,310	1,021,076	434,258	12,265,529
Additions	248,566,909	84,506	29,973,266	15,206,159	293,830,840
Transfers to property and equipment	-	-	(30,994,342)	-	(30,994,342)
December 31, 2011	258,906,794	554,816	-	15,640,417	275,102,027

	Windstar	Mesa Wind	Kingman	Yabucoa
	120 MW	50 MW	10.5 MW	30 MW	Total
	$	$	$	$	$

December 31, 2009	2,381,134	312,993	91,982	-	2,786,109
Additions	7,958,751	157,317	929,094	434,258	9,479,420
December 31, 2010	10,339,885	470,310	1,021,076	434,258	12,265,529

Included in the power project development and construction costs balance for Windstar are interest costs of $19,271,547 for the year ended December 31, 2011 (2010 - $ 1,092,649).

Effective September 24, 2011, the Kingman fully integrated combined 10MW wind and 0.5MW solar energy project was commercially operational. All power project development and under construction costs were transferred to Property and Equipment (Note 8) and began being amortized.